Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Line Items]
Accrued compensation	$ 6,179	$ 6,280
Direct container expense	3,479	7,718
Interest payable	3,864	2,907
Other	807	1,586
Total accrued expenses	$ 14,329	$ 18,491